Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment [Abstract]
Schedule of Share-Based Compensation Cost

The following table presents the employee share-based compensation cost that the Company recorded for the fiscal periods presented on the Consolidated Statements of Operations and Comprehensive Loss:

	June 8 – June 30, 2023 (Successor)	April 1 – June 7, 2023 (Predecessor)	Three Months Ended June 30, 2022 (Predecessor)	June 8 – June 30, 2023 (Successor)	January 1 – June 7, 2023 (Predecessor)	Six Months Ended June 30, 2022 (Predecessor)
Share-based compensation cost	$1,655	$1,172	$3,197	$1,655	$3,075	$5,801

Schedule of Equity Awards Activity

The following table presents a summary of employee equity awards outstanding, granted, forfeited, vested on an accelerated basis and redeemed during the current year-to-date:

	Quantity		Calculated Value
	June 8 – June 30, 2023 (Successor)	January 1 – June 7, 2023 (Predecessor)	June 8 – June 30, 2023 (Successor)	January 1 – June 7, 2023 (Predecessor)
Unvested, beginning of period	1,895,179	226,494	$13.06	$63.25
Granted	—	—	—	—
Forfeited	(324,625)	—	10.82	—
Vested	—	(107,418)	—	63.18
Accelerated	(451,356)	—	15.05	—
Unvested, end of period	1,119,198	119,076	12.91	63.32

Schedule of Compensation Payable to BHES	The following table disaggregates the variable compensation payable to BHES should it meet its milestone objectives:
	Performance Period End Date	Compensation Cost Incurred To Date	Remaining Compensation Cost	Total Compensation Cost
JDA – variable share-based payments	January, 2027	$19,738	$7,607	$27,345